Subsequent Events - Schedule of New Direct Lending to Third Parties (Details) - Subsequent Event [Member] - 2018 [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
New lending to third party	$ 9,000,000
Borrower B [Member]
New lending to third party	$ 4,000,000
Annual Interest rate	8.00%
Due date start	Jan. 22, 2018
Due date end	Jul. 21, 2018
Borrower F [Member]
New lending to third party	$ 5,000,000
Annual Interest rate	15.00%
Due date start	Jan. 23, 2018
Due date end	Jan. 22, 2019